UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: October 31, 2006

Date of reporting period: January 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

DAVIS GLOBAL FUND

SCHEDULE OF INVESTMENTS

At January 31, 2006 (Unaudited)

Shares	Security	Value
COMMON STOCK – (100.04%)

AUTOMOBILES & COMPONENTS – (2.67%)
2,700	Continental AG	$262,800
125	Porsche AG	96,680
		359,480
CAPITAL GOODS – (0.91%)
1,700	Tae Young Corp.	122,480
COMMERCIAL SERVICES & SUPPLIES – (1.49%)
70,000	Rentokil Initial PLC	201,427
CONSUMER DURABLES & APPAREL – (9.75%)
8,783	Hunter Douglas NV	522,854
15,400	Koninklijke (Royal) Philips Electronics NV, NY Shares	518,518
3,200	Mohawk Industries, Inc.*	272,128
		1,313,500
CONSUMER SERVICES – (1.46%)
15,200	ServiceMaster Co.	196,688
DIVERSIFIED FINANCIAL SERVICES – (9.96%)
4,900	Groupe Bruxelles Lambert S.A.	547,194
3,900	Pargesa Holding S.A., Bearer Shares	381,321
14,700	Power Corp. of Canada	414,266
		1,342,781
ENERGY – (6.75%)
10,700	Ship Finance International Ltd.	195,382
4,400	Tenaris S.A., ADR	714,780
		910,162
FOOD, BEVERAGE, & TOBACCO – (11.08%)
13,187	Diageo PLC	196,240
11,400	Heineken Holding NV	379,287
230	Lindt & Spruengli AG	434,651
70	Lotte Chilsung Beverage Co., Ltd.	76,193
80	Lotte Confectionery Co., Ltd.	102,172
1,080	Nong Shim Holdings Co., Ltd.	93,709
3,000	Unilever NV, NY Shares	210,600
		1,492,852
HEALTH CARE EQUIPMENT & SERVICES – (4.42%)
4,100	Essilor International S.A.	357,965
3,100	IDEXX Laboratories, Inc.*	237,940
		595,905
HOUSEHOLD & PERSONAL PRODUCTS – (0.71%)
270	Amorepacific Corp.	96,004
LIFE & HEALTH INSURANCE – (1.92%)
5,500	AFLAC Inc.	258,225

DAVIS GLOBAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

At January 31, 2006 (Unaudited)

Shares	Security	Value
COMMON STOCK – (Continued)

MATERIALS – (4.39%)
7,500	BHP Billiton PLC	$138,562
3,200	Companhia Vale do Rio Doce, ADR	142,016
5,500	Lanxess*	174,101
2,700	Rio Tinto PLC	137,710
		592,389
MEDIA – (15.71%)
8,450	Lagardere S.C.A.	673,582
10,800	Liberty Global, Inc.*	218,646
37,200	News Corp., Class A	586,272
6,200	NTL Inc.*	392,119
11,128	Wolters Kluwer NV, CVA	246,374
		2,116,993
MULTI-LINE INSURANCE – (4.76%)
9,800	American International Group, Inc.	641,508
SOFTWARE & SERVICES – (2.16%)
7,000	Iron Mountain Inc.*	291,760
TECHNOLOGY HARDWARE & EQUIPMENT – (3.17%)
4,100	Lexmark International, Inc., Class A*	199,137
12,400	Nokia Oyj, ADR	227,912
		427,049
TELECOMMUNICATION SERVICES – (9.65%)
11,100	America Movil S.A. de C.V., ADR	374,403
10,000	Chunghwa Telecom Co., Ltd., ADR	186,200
13,800	SK Telecom Co., Ltd., ADR	320,574
18,000	Telewest Global, Inc.*	419,850
		1,301,027
TRANSPORTATION – (9.08%)
160,000	China Merchants Holdings International Co., Ltd.	416,616
158,000	Cosco Pacific Ltd.	321,794
1,730	Kuehne & Nagel International AG, Registered	485,461
		1,223,871

Total Common Stock – (identified cost $11,279,555)	13,484,101

DAVIS GLOBAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

At January 31, 2006 (Unaudited)

Principal	Security	Value
SHORT TERM INVESTMENTS – (0.81%)

$37,000	Bank of America Securities LLC Joint Repurchase Agreement, 4.46%,
	02/01/06, dated 01/31/06, repurchase value of $37,005
	(collateralized by: U.S. Government Agency mortgages in a
	pooled cash account, 4.50%-6.50%, 04/01/14-02/01/36,
	total market value $37,740)	$37,000
37,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 4.46%,
	02/01/06, dated 01/31/06, repurchase value of $37,005
	(collateralized by: U.S. Government Agency mortgages in a
	pooled cash account, 5.00%-6.03%, 02/01/34-01/01/36,
	total market value $37,740)	37,000
35,000	UBS Financial Services Inc. Joint Repurchase Agreement, 4.46%,
	02/01/06, dated 01/31/06, repurchase value of $35,004
	(collateralized by: U.S. Government Agency mortgages in a pooled cash
	account, 4.27%-6.05%, 11/01/27-05/01/38, total market value $35,700)	35,000

Total Short Term Investments – (identified cost $109,000)	109,000

Total Investments – (100.85%) – (identified cost $11,388,555) – (a)	13,593,101
Liabilities Less Other Assets – (0.85%)	(115,220)
Net Assets – (100%)	$13,477,881

* Non income-producing security.

(a)	Aggregate cost for Federal Income Tax purposes is $11,642,035. At January 31, 2006, unrealized appreciation (depreciation) of securities for Federal Income Tax purposes was as follows:

Unrealized appreciation	$2,094,823
Unrealized depreciation	(143,757)
Net unrealized appreciation	$1,951,066

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES

(a)

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By /s/ Kenneth C. Eich

Kenneth C. Eich
Principal Executive Officer

Date: March 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich

Kenneth C. Eich
Principal Executive Officer

Date: March 30, 2006

By /s/ Douglas A. Haines

Douglas A. Haines
Principal Financial officer

Date: March 30, 2006